MASSMUTUAL FUNDS
MML Barings Inflation-Protected and Income Fund
MML Barings Core Bond Fund
MML Barings Diversified Bond Fund
MassMutual Small Cap Opportunities Fund
MassMutual Global Fund
Supplement dated March 10, 2026 to the
Statement of Additional Information dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective March 1, 2026, Paul LaPiana resigned as an Interested Trustee of the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
PREMSAI-26-03

MASSMUTUAL FUNDS
MML Barings Short-Duration Bond Fund
MML Barings High Yield Fund
Supplement dated March 10, 2026 to the
Statement of Additional Information dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective March 1, 2026, Paul LaPiana resigned as an Interested Trustee of the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAPREMSAI-26-01